Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 3,488	$ 3,482
Finished goods	494,027	628,439
Cost of projects	75,939	152,131
Inventories, gross	573,454	784,052
Allowance for slow-moving or obsolete inventories	(90,796)	(90,375)
Inventories, net	$ 482,658	$ 693,677